CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash	$ 142,540	$ 2,216,102
Deposits	23,671	38,500
Deferred financing costs	276,811	0
Prepaid expenses	149,086	6,000
Other receivables	0	5,600
Total current assets	592,108	2,266,202
EQUIPMENT, NET	109,290	113,532
ASSETS FROM DISCONTINUED OPERATIONS	0	111,519
TOTAL ASSETS	701,398	2,491,253
CURRENT LIABILITIES:
Accounts payable and accrued expenses	2,497,401	1,682,226
Accounts payable and accrued expenses-related party	286,982	80,470
Accrued compensation-officers	82,000	267,597
Accrued interest	30,716	0
Accrued interest-related party	358	0
Share repurchase obligation	240,000	2,268,999
Short-term note payable	106,490	0
Legal settlement liabilities	367,000	0
Other current liabilities	27,160	0
Total current liabilities	3,638,107	4,299,292
LIABILITIES FROM DISCONTINUED OPERATIONS	0	180,699
Total liabilities	3,638,107	4,479,991
COMMITMENTS AND CONTINGENCIES	0	0
STOCKHOLDERS' DEFICIT:
Preferred stock: 10,000,000 shares authorized, outstanding, respectively	0	0
Common stock; 100,000,000 shares authorized, at $0.00001 par value, 11,118,390 and 10,282,640 shares issued and outstanding, respectively	111	103
Additional paid-in capital	71,192,503	64,645,891
Accumulated deficit	(74,129,323)	(66,634,732)
Total stockholders' deficit	(2,936,709)	(1,988,738)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 701,398	$ 2,491,253